Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [abstract]
Salaries and fees	£ 5,025,665	£ 5,028,434	£ 4,406,908
Performance-related payments	3,864,965	5,194,317	3,685,464
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,367,069	1,467,011	1,580,321
Expenses	42,526	25,198	96,358
Total remuneration	10,300,225	11,714,960	9,769,051
Short-term employee benefits	21,925,975	24,445,189	24,642,085
Post-employment benefits	3,590,466	2,399,261	2,292,857
Total compensation	£ 25,516,441	£ 26,844,450	£ 26,934,942